Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 846,593	$ 1,564,542
Restricted cash		20,676
Accounts receivable, net	55,543,017	28,326,985
Inventories	14,362	67,826
Contract costs	2,502,678	1,691,293
Advance to suppliers	3,205,098	1,149,642
Prepaid expenses and other current assets, net	792,732	5,233,553
Total current assets	76,492,016	38,054,517
Non-current assets:
Property and equipment, net	1,867,736	2,125,629
Intangible assets, net	143,370	212,445
Long-term investments	2,497,594	2,650,458
Right of use assets	833,030	2,431,475
Prepaid expenses and other non-current assets	3,677,728	7,000,357
Total non-current assets	9,019,458	28,279,714
TOTAL ASSETS	85,511,474	66,334,231
Current liabilities:
Short-term borrowings	32,879,865	26,760,940
Accounts payable	27,131,439	13,674,339
Deferred revenue	2,385,228	1,654,145
Convertible loans	216,756
Accrued expenses and other current liabilities	23,289,453	13,938,253
Lease liabilities, current	483,658	929,755
Total current liabilities	86,603,467	57,662,379
Non-current liabilities:
Accrued liabilities, non-current	7,043,185	7,759,474
Lease liabilities, non-current	295,962	1,473,950
Total non-current liabilities	14,675,980	17,138,714
TOTAL LIABILITIES	101,279,447	74,801,093
Commitments and Contingencies
Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares and 1,000,000,000 shares authorized as of December 31, 2023 and 2024, respectively; 24,015,592 shares and 31,949,038 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	1,598	1,201
Preferred shares (par value of $0.00005 per share; 3,700,000 preferred shares authorized as of December 31, 2023 and 2024, respectively; 3,700,000 preferred shares issued and outstanding as of December 31, 2023 and 2024, respectively)	185	185
Additional paid-in capital	115,745,140	108,729,047
Statutory reserve	237,486	237,486
Accumulated deficit	(125,338,509)	(110,833,045)
Accumulated other comprehensive loss	(2,848,314)	(2,998,562)
XIAO-I CORPORATION shareholders’ deficit	(12,202,414)	(4,863,688)
Non-controlling interests	(3,565,559)	(3,603,174)
Total shareholders’ deficit	(15,767,973)	(8,466,862)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	85,511,474	66,334,231
Related Party
Current assets:
Amounts due from related parties, current	13,587,536
Non-current assets:
Amount due from related parties, non-current		13,859,350
Current liabilities:
Amount due to related parties, current	217,068	704,947
Non-current liabilities:
Amount due to related parties, non-current	$ 7,336,833	$ 7,905,290